Financial instruments - Noncontrolling interests subject to put provisions (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 19,126,700,000	€ 13,340,310,000
Dividends paid to non-controlling interests, classified as financing activities	(54,873,000)		€ (50,951,000)
Net income	57,009,000		51,154,000
Ending balance	19,126,700,000	13,340,310,000
Noncontrolling interests subject to put provisions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	831,630,000	818,871,000		€ 818,871,000	€ 830,773,000	€ 830,773,000
Purchase of noncontrolling interests	(15,997,000)	(53,731,000)
Sale of noncontrolling interests	(968,000)	(50,706,000)
Changes in fair value of noncontrolling interests	32,586,000	142,279,000
Gain (Loss) recognized in equity	(26,895,000)	(50,612,000)	€ (50,612,000)
Dividends paid to non-controlling interests, classified as financing activities	(28,287,000)	(139,742,000)
Foreign currency translation	20,326,000	33,148,000
Ending balance	831,630,000	818,871,000		818,871,000	830,773,000	830,773,000
Variable Payments Outstanding For Acquisitions [Member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	135,161,000	172,278,000		172,278,000	205,792,000	205,792,000
Purchase of noncontrolling interests	(83,000)	(19,051,000)
Sale of noncontrolling interests	(3,653,000)	(15,734,000)
Changes in fair value of noncontrolling interests	(34,666,000)	(36,327,000)
Foreign currency translation	1,119,000	(504,000)
Ending balance	€ 135,161,000	€ 172,278,000		€ 172,278,000	€ 205,792,000	€ 205,792,000